LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	$ 31,366,681	$ 40,041,882
Cash flows	(8,239,917)	(4,922,165)
Foreign currency translation adjustment	2,872,073	(6,897,743)
Interests accrued	2,609,726	3,143,312
Other movements	861	1,395
Balance, end of year	28,609,424	31,366,681	$ 40,041,882
Interest paid	14,982,367	15,978,748	7,508,066
Repurchase agreements and other similar secured borrowing
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	470,295	189,052
Cash flows	550,584	304,846
Foreign currency translation adjustment	39,593	(23,603)
Balance, end of year	1,060,472	470,295	189,052
Borrowings from other financial institutions
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	15,648,606	19,692,638
Cash flows	(2,506,604)	(1,674,476)
Foreign currency translation adjustment	1,196,756	(4,029,947)
Interests accrued	1,349,913	1,658,996
Other movements	861	1,395
Balance, end of year	15,689,532	15,648,606	19,692,638
Interest paid	1,426,452	1,607,927
Debt securities in issue
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	14,663,576	19,575,988
Cash flows	(6,226,196)	(3,494,834)
Foreign currency translation adjustment	1,635,724	(2,844,193)
Interests accrued	1,202,112	1,426,615
Balance, end of year	11,275,216	14,663,576	19,575,988
Interest paid	1,104,487	1,347,889
Preferred shares
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	584,204	584,204
Cash flows	(57,701)	(57,701)
Interests accrued	57,701	57,701
Balance, end of year	584,204	584,204	$ 584,204
Fixed minimum dividends paid	$ 57,701	$ 57,701